COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Deferred underwriting fees (in dollars per share) | $ / shares	$ 0.35
Deferred Underwriting Fees	$ 28,175,000
Percentage of non-deferred underwriting commission, agreed to be reimbursed	10.00%
Non-deferred underwriting commission paid upon the closing of the Initial Public Offering	$ 1,400,000
Percentage of deferred underwriting commission, agreed to be reimbursed	20.00%
Deferred underwriting commission paid upon the closing of the Business Combination	$ 5,635,000